Shareholder Report	12 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Fidelity Disruptors ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptors ETF
Class Name	Fidelity® Disruptors ETF
Trading Symbol	FDIF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptors ETF for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptors ETF	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, market selection contributed to the fund's performance versus the MSCI All Country World Index for the fiscal year, especially overweights in Singapore and the U.S., and an underweight in Denmark.
•By industry, a sizable overweight in application software stood out to the upside. Overweight exposure and investment choices in interactive home entertainment and movies & entertainment also helped, along with an underweight in pharmaceuticals.
•The top individual relative contributor was the fund's overweight in Sea, which gained 138%. The company was one of the fund's largest holdings this period, though we decreased our position by period end. Another notable relative contributor was the fund's outsized position in Netflix (+86%). This period we reduced our stake in Netflix, though it remained a core holding.
•In contrast, from a regional standpoint, stock picks in the United States and an underweight in China notably detracted from the fund's performance versus the MSCI index.
•By industry, stock picking in interactive media & services and positioning biotechnology were important detractors versus the index.
•The biggest individual relative detractor was our outsized stake in Snap (-38%), which was sold from the fund by period end. A second notable relative detractor was an overweight in PDD Holdings (-35%). We trimmed this position.
•Notable changes in positioning include increased exposure to transaction & payment processing services and a lower allocation to semiconductors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2025. Initial investment of $10,000. Fidelity® Disruptors ETF $10,000 $11,570 $17,007 $13,046 $13,851 $16,404 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 $18,235 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptors ETF - NAV A 14.68% 10.21% 13.12% MSCI ACWI (All Country World Index) Index A 14.02% 13.75% 15.35% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 90,248,131
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$90,248,131
Number of Holdings	6
Total Advisory Fee	$0
Portfolio Turnover	5%

Holdings [Text Block]	Domestic Equity Funds 81.2 International Equity Funds 18.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 81.2 International Equity Funds - 18.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Disruptive Communications ETF 21.1 Fidelity Disruptive Finance ETF 21.0 Fidelity Disruptive Technology ETF 20.1 Fidelity Disruptive Medicine ETF 19.0 Fidelity Disruptive Automation ETF 18.8 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Technology ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Technology ETF
Class Name	Fidelity® Disruptive Technology ETF
Trading Symbol	FDTX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Technology ETF for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Technology ETF	$ 54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, an overweight in the United States and stock picks in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World Information Technology Equal Weighted Index Net MA for the fiscal year.
•By industry, market selection was the primary contributor, especially an overweight in application software. Security selection in movies & entertainment also boosted the fund's relative performance. Also contributing to our result was an overweight in systems software.
•The top individual relative contributor was our non-index stake in Netflix (+85%). The company was one of the fund's largest holdings this period, though we decreased our position by period end. A non-index stake in Sea gained 134% and was the second-largest relative contributor. The stock was one of the fund's largest holdings at period end. Another notable relative contributor was an overweight in Shopify (+76%).
•In contrast, from a regional standpoint, stock picks in the United States and an underweight in emerging markets, primarily in China, detracted from the fund's performance versus the industry index.
•By industry, the primary detractor from performance versus the industry index was security selection in application software. Also hurting our result was stock picking in systems software and broadline retail.
•The biggest individual relative detractor was our stake in ASML (-19%). The company was among our largest holdings this period, but the stock was not held at period end. A second notable relative detractor was an overweight in Marvell Technology (-12%). The stock was one of our largest holdings. Another notable relative detractor this period was avoiding AppLovin, an index component that gained approximately 382%.
•Notable changes in positioning include increased exposure to Israel and a lower allocation to Netherlands. By industry, meaningful changes in positioning include higher allocations to systems software and technology hardware, storage & peripherals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2025. Initial investment of $10,000. Fidelity® Disruptive Technology ETF $10,000 $11,490 $18,169 $12,019 $13,635 $17,335 MSCI All Country World Information Technology Equal Weighted Index $10,000 $11,010 $16,179 $13,334 $13,590 $14,193 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 $18,235 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptive Technology ETF - NAV A 14.72% 11.60% 14.35% MSCI All Country World Information Technology Equal Weighted Index A 13.20% 7.85% 9.69% MSCI ACWI (All Country World Index) Index A 14.02% 13.75% 15.35% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 169,882,149
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 798,270
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$169,882,149
Number of Holdings	46
Total Advisory Fee	$798,270
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 66.0 Communication Services 17.5 Consumer Discretionary 8.8 Financials 3.6 Industrials 1.1 Health Care 1.1 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 68.9 Netherlands 6.0 Taiwan 5.2 Germany 3.3 Japan 3.2 Korea (South) 2.7 Singapore 2.6 Canada 2.1 Ireland 1.6 Others 4.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 68.9 Netherlands - 6.0 Taiwan - 5.2 Germany - 3.3 Japan - 3.2 Korea (South) - 2.7 Singapore - 2.6 Canada - 2.1 Ireland - 1.6 Others - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.4 NVIDIA Corp 6.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.2 Meta Platforms Inc Class A 5.0 Amazon.com Inc 4.9 Marvell Technology Inc 3.7 SAP SE 3.3 Samsung Electronics Co Ltd 2.7 Sea Ltd Class A ADR 2.6 Datadog Inc Class A 2.6 42.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Medicine ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Medicine ETF
Class Name	Fidelity® Disruptive Medicine ETF
Trading Symbol	FMED
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Medicine ETF for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Medicine ETF	$ 50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, an overweight in the United States and security selection and an underweight in emerging markets, primarily in China, detracted from the fund's performance versus the MSCI All Country World Health Care Equal Weighted Index Net MA for the fiscal year.
•By industry, security selection was the primary detractor, especially within biotechnology. Also hurting our result was stock selection in life sciences tools & services and health care technology.
•The largest individual relative detractor was an overweight in Regeneron Pharmaceuticals (-50%). The company was one of the fund's biggest holdings this period. A second notable relative detractor was an overweight in UnitedHealth Group (-38%). The company also was among our largest holdings this period. An overweight in Danaher (-26%), another of the fund's largest holdings, also hurt.
•In contrast, from a regional standpoint, stock selection and an underweight in Europe ex U.K. and stock picks in the United States contributed to the fund's performance versus the industry index.
•By industry, the biggest contributor to performance versus the industry index was stock picking in health care equipment. An overweight in health care technology and an underweight in health care facilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alnylam Pharmaceuticals (+108%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Insulet (+83%), also one of the fund's biggest holdings. Another notable relative contributor was an overweight in Boston Scientific (+39%). The company was the fund's largest holding.
•Notable changes in positioning include increased exposure to Belgium. By industry, meaningful changes in positioning include increased exposure to health care technology and a lower allocation to managed health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2025. Initial investment of $10,000. Fidelity® Disruptive Medicine ETF $10,000 $11,060 $13,100 $10,128 $11,176 $10,785 MSCI All Country World Healthcare Equal Weighted Index $10,000 $10,932 $14,293 $10,893 $10,690 $10,520 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 $18,235 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptive Medicine ETF - NAV A -0.19% -0.54% 1.45% MSCI All Country World Healthcare Equal Weighted Index A 4.44% 0.10% 1.85% MSCI ACWI (All Country World Index) Index A 14.02% 13.75% 15.35% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 49,609,026
Holdings Count | shares	65
Advisory Fees Paid, Amount	$ 265,017
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$49,609,026
Number of Holdings	65
Total Advisory Fee	$265,017
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 99.4 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 84.4 Netherlands 5.4 Belgium 2.7 France 2.2 Switzerland 1.5 China 1.3 Denmark 1.3 Canada 0.9 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 84.4 Netherlands - 5.4 Belgium - 2.7 France - 2.2 Switzerland - 1.5 China - 1.3 Denmark - 1.3 Canada - 0.9 Germany - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 6.5 Insulet Corp 4.2 Intuitive Surgical Inc 3.8 Alnylam Pharmaceuticals Inc 3.7 Veeva Systems Inc Class A 3.6 Exact Sciences Corp 3.5 Argenx SE ADR 3.5 Waystar Holding Corp 3.4 Penumbra Inc 3.3 Danaher Corp 3.3 38.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Automation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Automation ETF
Class Name	Fidelity® Disruptive Automation ETF
Trading Symbol	FBOT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Automation ETF for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Automation ETF	$ 53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in Europe ex U.K. and stock selection and an overweight in Japan detracted from the fund's performance versus the MSCI All Country World Industrials Equal Weighted Index Net MA for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in aerospace & defense. Picks in semiconductor materials & equipment also hampered the fund's result. Also detracting from our result was an overweight in industrial machinery & supplies & components.
•The biggest individual relative detractor was our stake in Teradyne (-44%). The company was one of the fund's biggest holdings this period. A second notable relative detractor was our holding in Renishaw (-30%). Another notable relative detractor was our stake in PTC (-4%). The company was one of the fund's biggest holdings. All of these detractors were non-index positions.
•In contrast, from a regional standpoint, security selection in emerging markets contributed to the fund's performance versus the industry index.
•By industry, the biggest contributor to performance versus the industry index was security selection in semiconductors. Stock selection in automobile manufacturers also boosted relative performance. Also contributing to our result were security selection and an underweight in electrical components & equipment.
•The fund's stake in Tesla gained roughly 96% and was the top individual relative contributor. This period we decreased our position in Tesla. A second notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+31%). The stock was the fund's largest holding. A stake in Nvidia gained approximately 23% and notably helped. The company was one of the fund's biggest holdings. All of these contributors were non-index positions.
•Notable changes in positioning include decreased exposure to China and a higher allocation to Germany. By industry, meaningful changes in positioning include higher allocations to aerospace & defense and construction machinery & heavy transportation equipment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2025. Initial investment of $10,000. Fidelity® Disruptive Automation ETF $10,000 $11,900 $18,342 $15,269 $16,957 $17,763 MSCI All Country World Industrials Equal Weighted Index $10,000 $10,954 $16,036 $14,410 $14,366 $16,476 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 $18,235 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptive Automation ETF - NAV A 11.45% 10.72% 14.25% MSCI All Country World Industrials Equal Weighted Index A 13.96% 11.38% 13.08% MSCI ACWI (All Country World Index) Index A 14.02% 13.75% 15.35% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 120,497,540
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 514,936
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$120,497,540
Number of Holdings	46
Total Advisory Fee	$514,936
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 52.5 Information Technology 35.4 Consumer Discretionary 5.6 Health Care 2.6 Communication Services 2.2 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 49.4 Japan 17.4 China 8.0 Taiwan 7.7 Germany 4.4 Sweden 3.3 United Kingdom 2.7 Canada 2.3 France 2.1 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 49.4 Japan - 17.4 China - 8.0 Taiwan - 7.7 Germany - 4.4 Sweden - 3.3 United Kingdom - 2.7 Canada - 2.3 France - 2.1 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 5.8 PTC Inc 5.8 NVIDIA Corp 5.5 Deere & Co 4.9 Axon Enterprise Inc 4.5 Siemens AG 3.3 Shenzhen Inovance Technology Co Ltd A Shares (China) 3.1 SMC Corp 2.8 THK Co Ltd 2.8 Uber Technologies Inc 2.7 41.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Communications ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Communications ETF
Class Name	Fidelity® Disruptive Communications ETF
Trading Symbol	FDCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Communications ETF for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Communications ETF	$ 55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, an underweight in Europe ex U.K. and stock selection in the United States detracted from the fund's performance versus the MSCI All Country World Communication Services Equal Weighted Index Net MA for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in integrated telecommunication services. Security selection and an overweight in interactive media & services also notably hampered the fund's result. Further hurting our result was security selection in broadline retail.
•The fund's non-index stake in PDD returned -36% and was the biggest individual relative detractor. A second notable relative detractor was our stake in Snap (-39%). The stock was not held at period end. An overweight in Alphabet (0%) also hurt. The stock was one of the fund's biggest holdings.
•In contrast, from a regional standpoint, stock picks and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the industry index.
•By industry, the biggest contributor to performance versus the industry index was stock selection in interactive home entertainment. Security selection in internet services & infrastructure and movies & entertainment also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sea (+138%). The company was the fund's biggest holding. A non-index stake in Liberty Broadband gained approximately 71% and was the second-largest relative contributor. The stock was one of the fund's biggest holdings. A non-index stake in Twilio gained roughly 108% and notably helped.
•Notable changes in positioning include decreased exposure to China and a higher allocation to Taiwan. By industry, meaningful changes in positioning include increased exposure to cable & satellite and integrated telecommunication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2025. Initial investment of $10,000. Fidelity® Disruptive Communications ETF $10,000 $11,580 $17,249 $12,353 $12,959 $17,946 MSCI All Country World Communication Services Equal Weighted Index $10,000 $10,902 $14,759 $11,998 $10,785 $11,056 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 $18,235 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptive Communications ETF - NAV A 19.63% 13.14% 16.07% MSCI All Country World Communication Services Equal Weighted Index A 19.98% 4.00% 5.67% MSCI ACWI (All Country World Index) Index A 14.02% 13.75% 15.35% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 69,058,893
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 287,145
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$69,058,893
Number of Holdings	43
Total Advisory Fee	$287,145
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Communication Services 48.9 Information Technology 30.7 Consumer Discretionary 9.2 Real Estate 4.9 Industrials 4.1 Energy 1.3 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 73.8 Singapore 7.2 China 5.6 Taiwan 4.3 Spain 2.5 Canada 2.3 Korea (South) 1.7 India 1.3 Netherlands 0.8 Japan 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.8 Singapore - 7.2 China - 5.6 Taiwan - 4.3 Spain - 2.5 Canada - 2.3 Korea (South) - 1.7 India - 1.3 Netherlands - 0.8 Japan - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sea Ltd Class A ADR 7.2 Amazon.com Inc 5.1 Alphabet Inc Class A 5.0 NVIDIA Corp 5.0 American Tower Corp 4.9 T-Mobile US Inc 4.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.3 Arista Networks Inc 4.1 Liberty Broadband Corp Class A 3.9 Meta Platforms Inc Class A 3.3 47.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disruptive Finance ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Finance ETF
Class Name	Fidelity® Disruptive Finance ETF
Trading Symbol	FDFF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disruptive Finance ETF for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Finance ETF	$ 57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, an overweight in the United States and stock picks in the U.K. detracted from the fund's performance versus the MSCI All Country World Financials Equal Weighted Index Net MA for the fiscal year.
•By industry, market selection was the primary detractor, especially an overweight in transaction & payment processing services. Also hurting our result was stock picking in financial exchanges & data and consumer finance.
•The biggest individual relative detractor was our non-index stake in Flywire (-46%). The stock was not held at period end. The second-largest relative detractor was an overweight in Block (-4%). This period we increased our stake in Block, and the stock was among the fund's biggest holdings at period end. Another notable relative detractor was our stake in Coinbase Global (-24%). The stock was not held at period end.
•In contrast, from a regional standpoint, an underweight in Japan and security selection in the United States contributed to the fund's performance versus the industry index.
•By industry, the biggest contributor to performance versus the industry index was security selection in application software. Stock picking in transaction & payment processing services also boosted the fund's relative performance. An overweight in financial exchanges & data helped as well.
•The fund's non-index stake in MicroStrategy gained about 164% and was the top individual relative contributor. This period we reduced our stake in MicroStrategy. The second-largest relative contributor was an overweight in Toast (+76%). This was a position we established this period. A non-index stake in Baldwin Insurance gained 17% and notably helped. The company was one of our largest holdings this period, though we decreased our stake during the period.
•Notable changes in positioning include a higher allocation to Netherlands. By industry, meaningful changes in positioning include decreased exposure to insurance brokers and a higher allocation to diversified financial services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2025. Initial investment of $10,000. Fidelity® Disruptive Finance ETF $10,000 $11,860 $18,420 $15,678 $13,881 $17,298 MSCI All Country World Financials Equal Weighted Index $10,000 $10,643 $16,076 $14,962 $14,597 $17,995 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 $18,235 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Disruptive Finance ETF - NAV A 25.56% 12.86% 16.34% MSCI All Country World Financials Equal Weighted Index A 28.46% 16.78% 17.76% MSCI ACWI (All Country World Index) Index A 14.02% 13.75% 15.35% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 53,804,121
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 227,720
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$53,804,121
Number of Holdings	42
Total Advisory Fee	$227,720
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 87.1 Industrials 6.2 Information Technology 2.4 Consumer Discretionary 1.1 Real Estate 0.8 Common Stocks 97.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 71.7 United Kingdom 9.4 Netherlands 5.3 Singapore 3.5 Italy 3.1 Spain 3.0 Brazil 2.4 Norway 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 71.7 United Kingdom - 9.4 Netherlands - 5.3 Singapore - 3.5 Italy - 3.1 Spain - 3.0 Brazil - 2.4 Norway - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 6.5 Visa Inc Class A 6.3 Adyen NV 5.3 Capital One Financial Corp 5.1 Equifax Inc 5.0 Blackrock Inc 4.6 AvidXchange Holdings Inc 4.6 Apollo Global Management Inc 4.2 Block Inc Class A 4.1 DBS Group Holdings Ltd 3.5 49.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec